CALIFORNIA REGUALTORY MATTERS - SCHEDULE OF UTILITY PROJECTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
East County Substation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	$ 450
Estimated Project Cost, Lower Range	425
Pipeline Safety Phase 1 [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	3,100
Pipeline Safety Phase 1 [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	600
Estimated Capital Investment	230
Requested Project Funding	240
Pipeline Safety Phase 1 [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	2,500
Estimated Capital Investment	1,200
Requested Project Funding	1,500
South Orange County Reliability Enhancement [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	500
Estimated Project Cost, Lower Range	450
Aliso Canyon Natural Gas Storage Compressor Replacement [Member] | Southern California Gas Company [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost	200
Cleveland National Forest Transmissions Projects [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	450
Estimated Project Cost, Lower Range	400
South Bay Substation Member [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	175
Estimated Project Cost, Lower Range	145
Southern Gas System Member [Member] | Utility Subsidiaries [Member]
Schedule Of Utility Projects [Line Items]
Estimated Project Cost, Upper Range	650
Estimated Project Cost, Lower Range	$ 600